SCHEDULE OF DETAILED INFORMATION ABOUT CHANGES IN THE LEASE LIABILITY DURING THE YEARS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 96	$ 135
Lease liabilities included in the balance sheet	96	131
Current	96	91
Non-current		40
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	96	94
Later Than One Year To Not Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities		41
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities